Operating segments - additional information - Consolidated sales revenue by destination (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Sales revenue (%)	100.00%	100.00%	100.00%
Consolidated sales revenue	$ 63,495	$ 44,611	$ 43,165
China
Disclosure of geographical areas [line items]
Sales revenue (%)	57.20%	58.10%	51.30%
Consolidated sales revenue	$ 36,308	$ 25,940	$ 22,135
United States of America
Disclosure of geographical areas [line items]
Sales revenue (%)	12.60%	10.90%	14.20%
Consolidated sales revenue	$ 8,012	$ 4,867	$ 6,125
Asia (excluding China and Japan)
Disclosure of geographical areas [line items]
Sales revenue (%)	9.40%	10.20%	10.60%
Consolidated sales revenue	$ 5,985	$ 4,536	$ 4,558
Japan
Disclosure of geographical areas [line items]
Sales revenue (%)	7.90%	7.50%	8.90%
Consolidated sales revenue	$ 5,012	$ 3,354	$ 3,855
Europe (excluding UK)
Disclosure of geographical areas [line items]
Sales revenue (%)	5.20%	5.90%	6.00%
Consolidated sales revenue	$ 3,271	$ 2,623	$ 2,610
Canada
Disclosure of geographical areas [line items]
Sales revenue (%)	2.60%	2.90%	3.30%
Consolidated sales revenue	$ 1,677	$ 1,289	$ 1,478
Australia
Disclosure of geographical areas [line items]
Sales revenue (%)	1.80%	1.70%	1.70%
Consolidated sales revenue	$ 1,122	$ 745	$ 737
UK
Disclosure of geographical areas [line items]
Sales revenue (%)	0.40%	0.50%	0.60%
Consolidated sales revenue	$ 243	$ 242	$ 248
Other countries
Disclosure of geographical areas [line items]
Sales revenue (%)	2.90%	2.30%	3.40%
Consolidated sales revenue	$ 1,865	$ 1,015	$ 1,419